EMPLOYEE-RELATED BENEFITS - Benefit Obligations and Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits
Change in Benefit Obligation:
Benefit obligation at beginning of year	$ 1,025	$ 948
Service cost	29	28	$ 30
Interest cost	44	45	41
Actuarial loss (gain)	73	60
Amendments		2
Settlement payments	(10)	(11)
Benefits paid	(40)	(47)
Projected benefit obligation at end of year	1,121	1,025	948
Accumulated benefit obligation	1,098	1,010
Change in Fair Value of Assets:
Fair value of assets at beginning of year	833	760
Actual return on plan assets	130	59
Employer contributions	72	72
Settlement payments	(10)	(11)
Benefits paid	(40)	(47)
Fair value of assets at end of year	985	833	760
Unfunded status, net	136	192
Other Benefits
Change in Benefit Obligation:
Benefit obligation at beginning of year	84	92
Service cost	1	2	3
Interest cost	4	4	5
Actuarial loss (gain)	2	(11)
Amendments	(2)
Benefits paid	(3)	(3)
Projected benefit obligation at end of year		84	92
Accumulated benefit obligation	86	84
Change in Fair Value of Assets:
Fair value of assets at beginning of year	0	0
Employer contributions	3	3
Benefits paid	(3)	(3)
Fair value of assets at end of year		0	$ 0
Unfunded status, net	$ 86	$ 84